DIVIDENDS (Tables)	12 Months Ended
Dec. 31, 2023
Dividends
Schedule of dividends

	December 31,
	2022	2023
	US$’000	US$’000
Dividends on ordinary shares proposed and paid:
- Final tax-exempt (one-tier) dividend for 2022 and 2023	672	–
	672	–